Right-of-Use Assets and Lease Liabilities (Details) - Schedule of ROU Assets and Operating Lease Liabilities - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of ROU Assets and Operating Lease Liabilities [Abstract]
Operating lease ROU assets	$ 1,057	$ 251
Operating lease liabilities
Current portion	631	156
Non-current portion	439	95
Total	$ 1,070	$ 251
Operating leases:
Weighted average remaining lease term (years)	2 years	2 years
Weighted average discount rate	5.83%	5.38%